UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number  811-3835
                                    --------

Value Line Centurion Fund, Inc.
---------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.         10017
--------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2003
                         -----------------

Date of reporting period: December 31, 2003
                          -----------------

Item 1.  Reports to Stockholders.
-------  ------------------------

         A copy of the Annual Report to Stockholders for the period ended is included with this Form.

Item 2.  Code of Ethics
-------  --------------

         (a) The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officers and Principal Financial and Accounting Officer.

         (f) Pursuant to item 10(a), the Registrant is attaching as an exhibit a copy of it's Code of Ethics that applies to it's Principal Executive Officers and Principal Financial and Accounting Officer.

Item 3.  Audit Committee Financial Expert.
-------  ---------------------------------

         (a)(1) The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.
            (2) The Registrant's Board has designated John W. Chandler, a member of the Registrant's Audit Committee, as the Registrant's Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an "audit committee financial expert" shall not make such person an "expert" for any purpose, including without limitation under
Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification or a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services
-------  --------------------------------------
         (a)      Audit Fees 2003 - $29,140; Audit Fees 2002 - $39,074
         (b)      Audit-Related fees - None
         (c)      Tax Preparation Fees 2003 - $6,090; Tax Preparation Fees 2002
                  - $4,020
         (d)      All Other Fees - None
         (e) (1) Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed during 2003 and 2002 were pre-approved by the committee.
         (e)      (2) not applicable. (f) Not applicable.
         (g) Aggregate Non-Audit Fees 2003 - $6,090; Aggregate Non-Audit Fees 2002 - $4,020
         (h)      Not applicable.


Item 9.  Controls and Procedures.
-------  ------------------------

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

         (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.
--------  ---------

         (a) Code of Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE.

         (b)      (1) Certification pursuant to Rule 30a-2 under the
                      Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

                  (2) Certification pursuant to Section 906 of the
                      Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99-906-CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.(Registrant) Value Line Centurion Fund, Inc.

By    /s/ Jean B. Buttner
      -------------------------------------
      Jean B. Buttner, President


Date: March 8, 2004
      -------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Jean B. Buttner
      -------------------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer


By:   /s/ David T. Henigson
      -------------------------------------------------------------------------
      David T. Henigson, Vice President, Treasurer, Principal Financial Officer


Date: March 8, 2004
      -------------------------------------

VALUE LINE CENTURION FUND

                                    [PHOTO]

Brett R. Mitstifer, CFA (seated), Senior Portfolio Manager, Centurion Team Leader; Nancy L. Bendig, Senior Portfolio Manager; Sigourney B. Romaine, Jr., CFA, Portfolio Manager

OBJECTIVE: Long-term growth of capital

PORTFOLIO: At least 90% common stocks

INCEPTION: November 15, 1983

NET ASSETS AT DECEMBER 31, 2003: $355,434,729

Q:   HOW DID THE VALUE LINE CENTURION FUND PERFORM IN 2003?

A: The Fund generated a total return of 19.49%(1) for the year ended December 31, 2003. This compares with a total return of 28.68% for the S&P 500 Index.(2) While the Fund underperformed the S&P 500 for the year, it outperformed during the first and third quarters. The Fund's holdings that generated favorable performance during the first and third quarters, high quality companies with proven earnings growth, caused the underperformance during the second and fourth quarters as lower quality companies with less predictable earnings streams lead the markets in those periods.

Q:   WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE LAST YEAR?

A: When the market rally began, following the removal of uncertainty surrounding the war with Iraq, investors made a shift toward riskier companies before there was evidence that these companies had seen any real improvement in their businesses. The Value Line Timeliness Ranking System favors stocks with strong relative earnings growth, positive earnings surprise and strong relative price momentum. The leaders during the early phase of the rally did not rank well, and, therefore, were not represented in the Fund. Technology stocks, especially telecom equipment, are an example of stocks that were underweighted due to poor fundamentals and low Timeliness ranks. The health care sector was overweighted in the Fund during this period due to strong relative earnings, but the stocks and sector lagged.

--------------------------------------------------------------------------------
"The Value Line Timeliness Ranking System favors stocks with strong relative earnings growth, positive earnings surprise and strong relative price momentum."
--------------------------------------------------------------------------------

     As the year progressed, companies with more cyclicality to their earnings began to rise in the Ranking System. By the conclusion of the year, the technology, basic material and industrial sectors migrated to overweighted positions due to their strong relative earnings performance. Conversely, health care and financial companies have seen their exposure decline due to weaker relative earnings growth and the effect of rising interest rates.

Q:   WHAT IS YOUR OUTLOOK FOR THE FUTURE?

A: We believe that the U.S. economy will continue to grow at a strong pace during 2004. GDP growth of 4.6% is expected as the economy continues to get a boost from strong housing demand, an active consumer sector and strengthening industrial spending. Inflation, excluding energy and commodities, should remain benign throughout 2004 and further discussion of deflation is unwarranted. The much-anticipated recovery in payroll employment has been elusive to date, but should materialize this year. Given the backdrop of modest inflation and slow payroll growth, the Federal Open Market Committee (FOMC) is, at worst, expected to begin raising interest rates during the second half of 2004.

     Corporations should post another year of strong earnings due to the continued leverage provided by cost cutting, and, finally, some top-line improvement. Earnings-per-share growth for the S&P 500 will likely be in the 10-15% range, which is favorable for further stock market appreciation. Although future stock market performance is impossible to predict, the fourth year of the presidential election cycle has historically favored a rising stock market, albeit less than the third year of the cycle. However, our proprietary model has turned more neutral toward equities following the significant rise that has already taken place in the markets.

     From a security selection perspective, the Fund will continue to seek out those companies that have the best relative earnings growth and momentum, while avoiding those with deteriorating results.

--------------------

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Returns represent past performance and are not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the data quoted.

(2) The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund.

--------------------------------------------------------------------------------
                                                                               1

VALUE LINE CENTURION FUND

                  GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                The Value Line Centurion Fund      S&P 500 Index
12/83                                                 9180.00           12242.00
12/84                                                 8419.00           12996.10
12/85                                                11108.40           17097.70
12/86                                                12982.40           20284.70
12/87                                                12611.10           21353.70
12/88                                                13567.00           24887.70
12/89                                                17839.20           32754.70
12/90                                                18831.10           31755.70
12/91                                                28657.10           41431.70
12/92                                                30356.50           44588.80
12/93                                                33152.30           49083.30
12/94                                                32419.70           49731.20
12/95                                                45413.50           68420.20
12/96                                                53288.20           84129.50
12/97                                                64686.50          112195.00
12/98                                                82455.90          144260.00
12/99                                               105733.00          174613.00
12/00                                                92548.20          158706.00
12/01                                                77425.90          139836.00
12/02                                                59672.10          108932.00
12/03                                                71293.00          140174.00

To give you a comparison, the chart above shows the performance of a hypothetical $10,000 investment made in the Value Line Centurion Fund and in the S&P 500 Index.

                            PORTFOLIO COMPOSITION BY
                    ECONOMIC SECTOR AS OF DECEMBER 31, 2003

                                  [PIE CHART]

Cash & Equivalents              4.80%
Equity                         95.20%

------------------------------------------------------
        TOP 10 HOLDINGS AS OF DECEMBER 31, 2003
            (HOLDINGS ARE SUBJECT TO CHANGE)

     Percent of
     Company
     Total Net Assets

------------------------------------------------------
1.   Apache Corp.                                 2.3%
------------------------------------------------------
2.   Stryker Corp.                                2.2%
------------------------------------------------------
3.   Dell Inc.                                    2.2%
------------------------------------------------------
4.   Capital One Financial Corp.                  2.1%
------------------------------------------------------
5.   Electronic Arts Inc.                         2.0%
------------------------------------------------------
6.   Lowe's Cos Inc.                              1.9%
------------------------------------------------------
7.   Aetna Inc.                                   1.9%
------------------------------------------------------
8.   Golden West Financial Corp.                  1.9%
------------------------------------------------------
9.   L-3 Communications Holdings                  1.9%
------------------------------------------------------
10.  Symantec Corp.                               1.9%
------------------------------------------------------

              AVERAGE ANNUAL TOTAL RETURNS(1) FOR PERIODS ENDED DECEMBER 31, 2003
                                                  1           3         5       10         SINCE
                              INCEPTION DATE     YEAR       YEARS     YEARS    YEARS     INCEPTION
--------------------------------------------------------------------------------------------------
Value Line Centurion Fund       11/15/83        19.49%     -8.33%    -2.87%    7.96%       10.25%

(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies which provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than the original cost. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Current performance may be lower or higher than the data quoted.
--------------------------------------------------------------------------------

/ /  Value Line Centurion Fund
Schedule of Investments

December 31, 2003

COMMON STOCKS -- 95.2%
Shares                                                                  Value
-----------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.9%
     130,000    L-3 Communications Holdings, Inc.*               $  6,676,800
-----------------------------------------------------------------------------
AIR TRANSPORT -- 0.4%
      80,000    Continental Airlines, Inc. Class "B"*               1,301,600
-----------------------------------------------------------------------------
APPAREL -- 0.1%
      30,000    Guess?, Inc.*                                         362,100
-----------------------------------------------------------------------------
AUTO PARTS -- 1.8%
      45,000    American Axle & Manufacturing
                  Holdings, Inc.*                                   1,818,900
      75,000    Lear Corp.                                          4,599,750
                                                                 ------------
                                                                    6,418,650
-----------------------------------------------------------------------------
BANK -- 4.2%
     100,000    Commerce Bancorp, Inc.                              5,268,000
      70,000    State Street Corporation                            3,645,600
     100,000    Zions Bancorporation                                6,133,000
                                                                 ------------
                                                                   15,046,600
-----------------------------------------------------------------------------
BEVERAGE-ALCOHOLIC -- 1.2%
     130,000    Constellation Brands, Inc. Class "A"*               4,280,900
-----------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.4%
      52,000    Genentech, Inc.*                                    4,865,640
-----------------------------------------------------------------------------
CABLE TV -- 1.0%
     100,000    EchoStar Communications Corp.
                  Class "A"*                                        3,400,000
-----------------------------------------------------------------------------
COMPUTER & PERIPHERALS -- 2.2%
     225,000    Dell, Inc.*                                         7,641,000
-----------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES -- 5.6%
      85,000    Adobe Systems, Inc.                                 3,340,500
     100,000    Cadence Design Systems, Inc.*                       1,798,000
      90,000    Cognizant Technology Solutions Corp. Class "A"*     4,107,600
     190,000    Symantec Corp.*                                     6,583,500
      23,000    Transaction Systems Architects, Inc. Class "A"*       520,490
     100,000    VERITAS Software Corp.*                             3,716,000
                                                                 ------------
                                                                   20,066,090
-----------------------------------------------------------------------------
DIVERSIFIED COMPANIES -- 1.6%
      80,000    Fortune Brands, Inc.                                5,719,200
-----------------------------------------------------------------------------
DRUG -- 3.9%
      65,000    Chiron Corp.*                                       3,704,350
      65,000    Gilead Sciences, Inc.*                              3,779,100
     185,000    Mylan Laboratories, Inc.                            4,673,100
      50,000    Pfizer, Inc.                                        1,766,500
                                                                 ------------
                                                                   13,923,050
-----------------------------------------------------------------------------
E-COMMERCE -- 0.2%
      15,000    FileNet Corp.* 406,200
      23,000    WebEx Communications, Inc.*                           462,300
                                                                 ------------
                                                                      868,500
-----------------------------------------------------------------------------
EDUCATIONAL SERVICES -- 1.5%
      80,000   Apollo Group, Inc. Class "A"*                        5,440,000
-----------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.9%
     125,000    Rockwell Automation, Inc.                           4,450,000
     100,000    Thomas & Betts Corp.*                               2,289,000
                                                                 ------------
                                                                    6,739,000
-----------------------------------------------------------------------------
ENTERTAINMENT -- 1.3%
     100,000    Clear Channel Communications, Inc.                  4,683,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Shares                                                                  Value
-----------------------------------------------------------------------------
ENTERTAINMENT TECHNOLOGY -- 2.0%
     150,000    Electronic Arts Inc.*                            $  7,167,000
-----------------------------------------------------------------------------
ENVIRONMENTAL -- 0.2%
      35,000    Tetra Tech, Inc.*                                     870,100
-----------------------------------------------------------------------------
FINANCIAL SERVICES-DIVERSIFIED -- 5.0%
     120,000    Capital One Financial Corp.                         7,354,800
      66,666    Countrywide Financial Corp.                         5,056,667
     125,000    Knight Trading Group, Inc.*                         1,830,000
     145,000    MBNA Corp. 3,603,250
                                                                 ------------
                                                                   17,844,717
-----------------------------------------------------------------------------
GROCERY -- 0.5%
      25,000    Whole Foods Market, Inc.                            1,678,250
-----------------------------------------------------------------------------
HEALTHCARE INFORMATION SYSTEMS -- 0.1%
      15,000    IDX Systems Corp.*                                    402,300
-----------------------------------------------------------------------------
HOMEBUILDING -- 3.5%
      50,000    Centex Corp.                                        5,382,500
      50,000    Pulte Homes, Inc.                                   4,681,000
      50,000    Standard Pacific Corp.                              2,427,500
                                                                 ------------
                                                                   12,491,000
-----------------------------------------------------------------------------
HOTEL/GAMING -- 2.1%
      80,000    GTECH Holdings Corp.                                3,959,200
     100,000    International Game Technology                       3,570,000
                                                                 ------------
                                                                    7,529,200
-----------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 1.1%
     125,000    Amdocs Ltd.*                                        2,810,000
      50,000    Navigant Consulting, Inc.*                            943,000
                                                                 ------------
                                                                    3,753,000
-----------------------------------------------------------------------------
INFORMATION SERVICES -- 0.5%
      35,000    Getty Images, Inc.*                                 1,754,550
-----------------------------------------------------------------------------
INSURANCE-PROPERTY/CASUALTY -- 0.9%
     125,000    American Financial Group, Inc.                      3,307,500
-----------------------------------------------------------------------------
INTERNET -- 3.3%
     225,000    E*TRADE FINANCIAL Corp.*                            2,846,250
     200,000    EarthLink, Inc.*                                    2,000,000
     100,000    eBay, Inc.*                                         6,459,000
      30,000    1-800-FLOWERS.COM, Inc.
                  Class "A"*                                          331,800
                                                                 ------------
                                                                   11,637,050
-----------------------------------------------------------------------------
MACHINERY -- 1.7%
     100,000    Donaldson Co., Inc.                                 5,916,000
-----------------------------------------------------------------------------
MEDICAL SERVICES -- 2.8%
     100,000    Aetna Inc.                                          6,758,000
     100,000    Humana Inc.*                                        2,285,000
      30,000    Odyssey HealthCare, Inc.*                             877,800
                                                                 ------------
                                                                    9,920,800
-----------------------------------------------------------------------------
MEDICAL SUPPLIES -- 6.0%
      10,000    Advanced Neuromodulation Systems, Inc.*               459,800
      50,000    AmerisourceBergen Corp.                             2,807,500
      15,000    Ocular Sciences, Inc.*                                430,650
     100,000    Patterson Dental Co.*                               6,416,000
      90,000    Stryker Corp.                                       7,650,900
      50,000    Zimmer Holdings, Inc.*                              3,520,000
                                                                 ------------
                                                                   21,284,850
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
See notes to financial statements.              * Non-income producing security.

Value Line Centurion Fund
Schedule of Investments (Continued)

-----------------------------------------------------------------------------
Shares                                                                  Value
-----------------------------------------------------------------------------
METALS & MINING-DIVERSIFIED -- 1.0%
      45,000    Phelps Dodge Corp.*                               $ 3,424,050
-----------------------------------------------------------------------------
NATURAL GAS -- DIVERSIFIED -- 2.1%
      65,000    Devon Energy Corp.                                  3,721,900
      20,000    Patina Oil & Gas Corp.                                979,800
     100,000    XTO Energy, Inc.                                    2,830,000
                                                                 ------------
                                                                    7,531,700
-----------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 1.2%
     150,000    Staples, Inc.*                                      4,095,000
-----------------------------------------------------------------------------
OILFIELD SERVICES/EQUIPMENT -- 0.7%
      45,000    Schlumberger Ltd.                                   2,462,400
-----------------------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.2%
     130,000    Georgia-Pacific Corp.                               3,987,100
      10,000    Potlatch Corp.                                        347,700
                                                                 ------------
                                                                    4,334,800
-----------------------------------------------------------------------------
PETROLEUM-PRODUCING -- 2.3%
     100,000    Apache Corp.                                        8,110,000
-----------------------------------------------------------------------------
PHARMACY SERVICES -- 2.5%
     150,000    CVS Corp.                                           5,418,000
     100,000    Walgreen Co.                                        3,638,000
                                                                 ------------
                                                                    9,056,000
-----------------------------------------------------------------------------
PRECIOUS METALS -- 1.4%
     100,000    Newmont Mining Corp.                                4,861,000
-----------------------------------------------------------------------------
PRECISION INSTRUMENT -- 1.0%
     125,000    Agilent Technologies, Inc.*                         3,655,000
-----------------------------------------------------------------------------
RETAIL BUILDING SUPPLY -- 2.0%
     125,000    Lowe's Companies, Inc.                              6,923,750
-----------------------------------------------------------------------------
RETAIL-SPECIAL LINES -- 1.9%
     100,000    Best Buy Co., Inc.                                  5,224,000
      80,000    Pacific Sunwear of California, Inc.*                1,689,600
                                                                 ------------
                                                                    6,913,600
-----------------------------------------------------------------------------
SECURITIES BROKERAGE -- 3.0%
      70,000    Legg Mason, Inc.                                    5,402,600
      70,000    Lehman Brothers Holdings Inc.                       5,405,400
                                                                 ------------
                                                                   10,808,000
-----------------------------------------------------------------------------
SEMICONDUCTOR -- 3.8%
      80,000    Cypress Semiconductor Corp.*                        1,708,800
      70,000    International Rectifier Corp.*                      3,458,700
      80,000    National Semiconductor Corp.*                       3,152,800
     100,000    QLogic Corp.*                                       5,160,000
                                                                 ------------
                                                                   13,480,300
-----------------------------------------------------------------------------
SEMICONDUCTOR CAPITAL EQUIPMENT -- 0.9%
     100,000    Lam Research Corp.*                                 3,230,000
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Shares                                                                  Value
-----------------------------------------------------------------------------
SHOE -- 0.1%
      20,000    K-Swiss, Inc. Class "A"                          $    481,200
-----------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 2.6%
     175,000    Cisco Systems, Inc.*                                4,250,750
      50,000    QUALCOMM Incorporated                               2,696,500
      60,000    UTStarcom, Inc.*                                    2,224,200
                                                                 ------------
                                                                    9,171,450
-----------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.6%
     200,000    Nextel Communications, Inc. Class "A"*              5,612,000
-----------------------------------------------------------------------------
THRIFT -- 2.9%
      65,000    Golden West Financial Corp.                         6,707,350
      95,000    New York Community Bancorp, Inc.                    3,614,750
                                                                 ------------
                                                                   10,322,100
-----------------------------------------------------------------------------
TOILETRIES/COSMETICS -- 1.7%
      75,000    Avon Products, Inc.                                 5,061,750
      50,000    Nu Skin Enterprises, Inc. Class "A"                   854,500
                                                                 ------------
                                                                    5,916,250
-----------------------------------------------------------------------------
TRUCKING/TRANSPORTATION LEASING -- 1.4%
      40,000    Forward Air Corp.*                                  1,100,000
     140,000    Hunt (J.B.) Transport Services, Inc.*               3,781,400
                                                                 ------------
                                                                    4,881,400
-----------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                  AND TOTAL INVESTMENT SECURITIES -- 95.2%
                  (COST $289,926,082)                             338,258,447
-----------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 4.6%
  (INCLUDING ACCRUED INTEREST)
Principal
Amount                                                                  Value
-----------------------------------------------------------------------------
 $16,400,000    Collateralized by $15,763,000 U.S. Treasury Bonds,
                  5.50%, due 8/15/28, with a value of $16,740,799
                  (with UBS Warburg LLC, 0.84%, dated 12/31/03,
                  due 1/2/04, delivery value $16,400,765)
                  (COST $16,400,383)                             $ 16,400,383
-----------------------------------------------------------------------------
EXCESS OF CASH AND OTHER
  ASSETS OVER LIABILITIES -- 0.2%                                     775,899
-----------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $355,434,729
-----------------------------------------------------------------------------
NET ASSET VALUE PER OUTSTANDING SHARE
  ($355,434,729 / 19,583,578 SHARES OUTSTANDING)                 $      18.15
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------
* Non-income producing security.              See notes to financial statements.

/ / Value Line Centurion Fund
STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003
-------------------------------------------------------------
ASSETS:
  Investment securities, at value (cost
    $289,926,082)                                $338,258,447
  Repurchase agreement (cost $16,400,383)          16,400,383
  Cash                                                 94,932
  Receivable for securities sold                    6,782,146
  Dividends receivable                                107,487
  Prepaid insurance expense                             8,281
  Receivable for capital shares sold                    2,695
                                                 ------------
        TOTAL ASSETS                              361,654,371
                                                 ------------
LIABILITIES:
  Payable for securities purchased                  5,840,931
  Payable for capital shares repurchased               89,358
  Accrued expenses:
    Advisory fee                                      149,696
    Service and distribution plan fees                119,757
    Other                                              19,900
                                                 ------------
        TOTAL LIABILITIES                           6,219,642
                                                 ------------
NET ASSETS                                       $355,434,729
                                                 ============
NET ASSETS CONSIST OF:
  Capital stock, at $1.00 par value
    (authorized 50,000,000,
    outstanding 19,583,578 shares)               $ 19,583,578
  Additional paid-in capital                      308,576,172
  Accumulated net realized loss on investments    (21,057,386)
  Net unrealized appreciation of investments       48,332,365
                                                 ------------
NET ASSETS                                       $355,434,729
                                                 ============
NET ASSET VALUE PER OUTSTANDING SHARE
  ($355,434,729 / 19,583,578 shares
    outstanding)                                 $      18.15
                                                 ============

STATEMENT OF OPERATIONS

Year Ended December 31, 2003
-------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                       $ 2,412,121
  Interest                                            299,584
                                                  -----------
    Total Income                                    2,711,705
                                                  -----------
  EXPENSES:
    Investment advisory fee                         1,689,849
    Service and distribution plan fees              1,351,879
    GIAC administrative service fee                   118,990
    Auditing and legal fees                            63,492
    Custodian fees                                     49,163
    Insurance and dues                                 36,473
    Directors' fees and expenses                       20,110
    Other                                              16,383
                                                  -----------
      Total Expenses Before Custody Credits         3,346,339
    Less: Custody Credits                              (1,093)
                                                  -----------
      Net Expenses                                  3,345,246
                                                  -----------
  NET INVESTMENT LOSS                                (633,541)
                                                  -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
  Net realized gain                                48,416,930
  Change in net unrealized appreciation            12,000,159
                                                  -----------
NET REALIZED GAIN AND CHANGE IN NET UNREALIZED
  APPRECIATION ON INVESTMENTS                      60,417,089
                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS        $59,783,548
                                                  ===========


--------------------------------------------------------------------------------
See notes to financial statements.

/ / Value Line Centurion Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           YEAR ENDED DECEMBER 31,
                                                                       --------------------------------
                                                                           2003               2002
                                                                       ------------       -------------
OPERATIONS:
  Net investment loss                                                  $   (633,541)      $    (247,915)
  Net realized gain (loss) on investments                                48,416,930         (33,315,887)
  Change in net unrealized appreciation                                  12,000,159         (77,884,159)
                                                                       ------------       -------------
      NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS              59,783,548        (111,447,961)
                                                                       ------------       -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares                                           13,366,869          13,769,421
  Cost of shares repurchased (56,366,694) (87,473,344)
                                                                       ------------       -------------
      NET DECREASE FROM CAPITAL SHARE TRANSACTIONS                      (42,999,825)        (73,703,923)
                                                                       ------------       -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  16,783,723        (185,151,884)

NET ASSETS:
Beginning of year                                                       338,651,006         523,802,890
                                                                       ------------       -------------
End of year                                                            $355,434,729       $ 338,651,006
                                                                       ============       =============

--------------------------------------------------------------------------------
                                              See notes to financial statements.

/ / Value Line Centurion Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

1 -- SIGNIFICANT ACCOUNTING POLICIES

Value Line Centurion Fund, Inc. (the "Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, whose primary investment objective is long-term growth of capital. The Fund's portfolio will usually consist of common stocks ranked 1 or 2 for year-ahead performance by The Value Line Investment Survey, one of the nation's major investment advisory services.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A)  Security Valuation

     Securities listed on a securities exchange are valued at the closing sales price on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Directors may determine in good faith.

(B)  Repurchase Agreements

     In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)  Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D)  Dividends and Distributions

     It is the Fund's policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all net capital gains realized by the Fund, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Fund at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Directors.

(E)  Investments

     Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date.

(F)  Representations and Indemnifications

     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements in unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2 -- CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS

     Shares of the Fund are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc.
(GIAC). Transactions in capital stock were as follows:

                                      YEAR ENDED        YEAR ENDED
                                     DECEMBER 31,      DECEMBER 31,
                                        2003               2002
                                     ------------      ------------
Shares sold                             806,744            776,258
Shares repurchased                   (3,514,933)        (5,056,767)
                                     ----------         ----------
Net decrease                         (2,708,189)        (4,280,509)
                                     ==========         ==========

3 -- PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                       YEAR ENDED
                                                      DECEMBER 31,
                                                          2003
                                                      ------------
PURCHASES:
  Investment Securities                               $402,154,302
                                                      ============
SALES:
  Investment Securities                               $435,421,715
                                                      ============

4 -- INCOME TAXES

     At December 31, 2003, information on the tax components of capital is as follows:

Cost of investment for tax purposes                   $307,000,510
                                                      ============
Gross tax unrealized appreciation                     $ 50,621,644
Gross tax unrealized depreciation                       (2,963,324)
                                                      ------------
Net tax unrealized appreciation on
  Investments                                         $ 47,658,320
                                                      ============
Capital loss carryforward
  Expires December 31, 2010                           $(20,383,341)
                                                      ============

     Net realized gains/losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales. To the extent future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

     Permanent book-tax differences are reclassified within the composition of net asset accounts. During 2003, the Fund reclassified $633,541 from accumulated net investment loss to additional paid-in-capital. Net assets were not affected by this reclassification.

5 -- INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH
     INTERESTED PARTIES

     An advisory fee of $1,689,849 was paid or payable to Value Line, Inc. (the "Adviser"), the Fund's investment adviser, for the year ended December 31, 2003. This was computed at the rate of 1/2 of 1% of the average daily net assets of the Fund during the year and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

     The Fund has a Service and Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.40% of the Fund's average daily net assets. For the year ended December 31, 2003, fees amounting to $1,351,879 were paid or payable to the Distributor under this plan.

     For the year ended December 31, 2003, the Fund's expenses were reduced by $1,093 under a custody credit arrangement with the Custodian.

     Certain officers and directors of the Adviser and Value Line Securities, Inc. (the "Distributor" and a registered broker/dealer) are also officers and directors of the Fund. During the year ended December 31, 2003 the Fund paid brokerage commissions totaling $520,520 to the Distributor which clears its transactions through unaffiliated brokers.

     The Fund had an agreement with GIAC that ended on April 30, 2003, to reimburse GIAC for expenses incurred in performing administrative and internal accounting functions in connection with the establishment of contract-owner accounts and their ongoing maintenance, printing and distribution of shareholder reports and providing ongoing shareholder servicing functions. Such reimbursement was limited to an amount no greater than $18.00 times the average number of accounts at the end of each quarter during the year. For the four month period ended April 30, 2003, the Fund paid $118,990 in connection with such services rendered by GIAC.

/ / Value Line Centurion Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                                YEARS ENDED DECEMBER 31,
                                                --------------------------------------------------------
                                                  2003        2002        2001        2000        1999
                                                --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR...........   $  15.19    $  19.71    $  27.25    $  36.09    $  30.44
                                                --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment (loss) income...............       (.03)       (.01)        .05         .04         .03
  Net gains (loss) on securities (both
    realized and unrealized)................. 2.99 (4.51) (4.48) (3.69) 8.13
                                                --------    --------    --------    --------    --------
  Total from investment operations........... 2.96 (4.52) (4.43) (3.65) 8.16
                                                --------    --------    --------    --------    --------
LESS DISTRIBUTIONS:
  Dividends from net investment income.......         --          --        (.04)       (.03)       (.09)
  Distributions from net realized gains......         --          --       (3.00)      (5.16)      (2.42)
  Tax return of capital......................         --          --        (.07)         --          --
                                                --------    --------    --------    --------    --------
  Total distributions........................         --          --       (3.11)      (5.19)      (2.51)
                                                --------    --------    --------    --------    --------
NET ASSET VALUE, END OF YEAR.................   $  18.15    $  15.19    $  19.71    $  27.25    $  36.09
                                                --------    --------    --------    --------    --------
TOTAL RETURN**...............................      19.49%     (22.93)%    (16.35)%    (12.47)%     28.23%
                                                --------    --------    --------    --------    --------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of year (in thousands).....   $355,435    $338,651    $523,803    $733,303    $971,372
  Ratio of expenses to average net
    assets(1)................................        .99%        .76%        .59%        .59%        .59%
  Ratio of net investment (loss) income to
    average net assets.......................      (0.19)%     (0.06)%      0.20%       0.12%       0.08%
  Portfolio turnover rate....................        129%        126%        141%         76%         64%

** Total returns do not reflect the effects of charges deducted under the terms of GIAC's variable contracts. Including such charges would reduce the total returns for all periods shown.

(1) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.

--------------------------------------------------------------------------------
See notes to financial statements.

Report of Independent Auditors

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
VALUE LINE CENTURION FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Centurion Fund, Inc. (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 10, 2004

/ / Value Line Centurion Fund

MANAGEMENT INFORMATION

     The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 15 portfolios. Each Director serves until his or her successor is elected and qualified.

-----------------------------------------------------------------------------------------------------------------------------
                                                LENGTH OF
                                                   TIME                PRINCIPAL OCCUPATION               OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE      POSITION              SERVED              DURING THE PAST 5 YEARS             HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS*
Jean Bernhard Buttner      Chairman of          Since 1983      Chairman, President and Chief             Value Line, Inc.
Age 69                     the Board of                         Executive Officer of Value Line, Inc.
                           Directors and                        (the "Adviser") and Value Line
                           President                            Publishing, Inc. Chairman and
                                                                President of each of the 14 Value Line
                                                                Funds and Value Line Securities Inc.
                                                                (the "Distributor")
Marion N. Ruth             Director             Since 2000      Real Estate Executive: President, Ruth    Value Line, Inc.
5 Outrider Road                                                 Realty (real estate broker); Director
Rolling Hills, CA 90274                                         of the Adviser since 2000.
Age 68

NON-INTERESTED DIRECTORS

John W. Chandler           Director             Since 1991      Consultant, Academic Search                     None
1611 Cold Spring Rd.                                            Consultation Service, Inc. Trustee
Williamstown, MA 01267                                          Emeritus and Chairman (1993-1994) of
Age 80                                                          the Board of Trustees of Duke
                                                                University; President Emeritus,
                                                                Williams College.

Frances T. Newton          Director             Since 2000      Customer Support Analyst, Duke Power            None
4921 Buckingham Drive                                           Company.
Charlotte, NC 28209
Age 62

Francis Oakley             Director             Since 2000      Professor of History, Williams            Berkshire Life
54 Scott Hill Road                                              College, 1961 to present. President       Insurance Company
Williamstown, MA 01267                                          Emeritus since 1994 and President,        of America.
Age 72                                                          1985-1994; Chairman (1993-1997) and
                                                                Interim President (2002) of the
                                                                American Council of Learned Societies.

David H. Porter            Director             Since 1997      Visiting Professor of Classics,                 None
5 Birch Run Drive                                               Williams College, since 1999;
Saratoga Springs, NY 12866                                      President Emeritus, Skidmore College
Age 68                                                          since 1999 and President, 1987-1998.

Paul Craig Roberts         Director             Since 1983      Chairman, Institute for Political         A. Schulman Inc.
169 Pompano St. Economy.                                                                                  (plastics)
Panama City Beach, FL 32413
Age 64

Nancy-Beth Sheerr          Director             Since 1996      Senior Financial Advisor, Hawthorne,            None
1409 Beaumont Drive                                             since 2001; Chairman, Radcliffe
Gladwyne, PA 19035                                              College Board of Trustees. 1990-1999.
Age 54

-----------------------------------------------------------------------------------------------------------------------------
                                                LENGTH OF
                                                   TIME                PRINCIPAL OCCUPATION               OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE      POSITION              SERVED              DURING THE PAST 5 YEARS             HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------
OFFICERS

Brett Mitstifer            Vice                 Since 2003      Portfolio Manager with the Adviser               --
Age 41                     President                            since 2003; Executive Vice President,
                                                                Hovey, Youngman Associates (investment
                                                                management), 2000-2003; Portfolio
                                                                Manager, Bankers Trust, 1997-2000.

Nancy L. Bendig            Vice                 Since 2003      Portfolio Manager with the Adviser               --
Age 48                     President                            since 2003 and from 1993 to 1999;
                                                                Portfolio Manager-First Vice
                                                                President, Avatar Associates
                                                                (investment management), 1999-2003.

Sigourney B. Romaine       Vice                 Since 2003      Portfolio Manager with the Adviser               --
Age 59                     President                            since 2002; Securities Analyst with
                                                                the Adviser, 1996-2002.

David T. Henigson          Vice                 Since 1994      Director, Vice President and                     --
Age 46                     President,                           Compliance Officer of the Adviser.
                           Secretary and                        Director and Vice President of the
                           Treasurer                            Distributor. Vice President, Secretary
                                                                and Treasurer of each of the 14 Value
                                                                Line Funds.

---------------
* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of being a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

12